TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2025	2024
Deferred tax assets:

Intangible assets	$-	$172
Operating lease liabilities and others	41,670	24,744
Temporary differences related to inventory	4,791	5,475
Property and equipment	13,876	2,685
Net operating loss carry-forward, deductions and credits	43,695	13,301
Less-valuation allowance	(83,371)	(28,497)

Total deferred tax assets	20,661	17,880

Deferred tax liabilities:

Property and equipment	(2,351)	(2,591)
Intangible Assets	-	(595)
Operating lease right-of-use assets and others lease	(16,468)	(14,223)

Total deferred tax liabilities	(18,819)	(17,409)

Deferred tax assets, net	$1,842	$471

Schedule of Reconciliation of Effective Tax Rate to Statutory Tax Rate
	Year ended December 31,
	2024	2023

Loss before taxes on income	$(41,895)	$(86,959)

Statutory tax rate in Israel	23%	23%

Tax benefit at statutory rate	$(9,636)	$(20,001)

Increase (decrease) in tax expenses resulting from:

Tax benefit arising from reduced rate as an "Preferred Enterprise"	9,128	9,996
Non-deductible expenses, net	822	1,818
Increase (decrease) in taxes from prior years, also related to settlement with tax authorities	882	419
Tax adjustment in respect of foreign subsidiaries' different tax rates	997	(1,120)
Provision for withholding tax assets	-	2,828
Uncertain tax position	(353)	-
Changes in valuation allowance	(701)	27,402
Others	(58)	(61)

Income tax expense	$1,081	$21,281

Effective tax rate	(2.6)%	(24.5)%

Per share amounts (basic and diluted) of the tax benefit resulting from a "Preferred Enterprise"	$0.26	$0.29
	Year ended December 31,
	2025
	(in thousands)	percent

Loss before taxes on income	$(133,475)

Statutory tax rate in Israel	23%

Tax benefit at statutory rate	$(30,699)	23.0%

Foreign tax effects:
United States:
Changes in valuation allowance	6,018	(4.5)%
Other	(752)	0.6%
Other foreign jurisdictions	200	(0.1)%
Changes in valuation allowance	48,857	(37.3)%
Nontaxable or Nondeductible items:
Other	218	(0.2)%
Changes in Unrecognized Tax Benefits	3,585	(2.7)%
Preferred enterprise	(22,867)	17.1%
Other adjustments	(1,276)	0.9%

Effective tax rate	$4,284	(3.2)%

Schedule of amounts of cash income taxes paid
Year ended December 31,
2025
(in thousands)

Foreign:
Australia	178
India	177
Canada	132
Singapore	48
All other foreign	11
Income taxes, net of amounts refunded	$546

Schedule of Income (Loss) Before Taxes on Income
	Year ended December 31,
	2025	2024	2023

Domestic	$(109,903)	$(45,582)	$(38,831)
Foreign	(23,572)	3,687	(48,128)

	$(133,475)	$(41,895)	$(86,959)

Schedule of Tax Expenses on Income
	Year ended December 31,
	2025	2024	2023

Current taxes	$5,652	$1,498	$9,373
Deferred taxes	(1,368)	(417)	11,908

	$4,284	$1,081	$21,281

Domestic	$3,682	$1,258	$14,084
Foreign	602	(177)	7,197

	$4,284	$1,081	$21,281

Schedule of Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
Balance as of January 1, 2024	2,891

Increase in tax positions for current year	700
Reductions in respect of settlements with authorities and statute of limitation	(1,918)

Balance as of December 31, 2024	1,673

Increase in tax positions for current year	3,624

Balance as of December 31, 2025	$5,297